INCOME TAXES - Expiration Dates of Operating Losses Carried Forward (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	$ 42,204,000	$ 27,976,000
Provincial | 2019-2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	58,500,000
Unused losses, tax benefits recognized	2,500,000
Provincial | 2019-2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	3,200,000
Unused tax losses	93,200,000
Provincial | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	0
Total tax credits derecognized	100,000
Canada Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital loss carryforwards	14,800,000
Capital loss carryforwards, tax benefits recognized	0
Canada Tax Authority | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	17,736,000
Total tax credits derecognized	6,950,000	7,516,000
Canada Tax Authority | Federal | 2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	8,803,000
Total tax credits derecognized	285,000	309,000
Canada Tax Authority | Federal | 2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	873,000
Total tax credits derecognized	227,000	247,000
Canada Tax Authority | Federal | 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	2,913,000
Total tax credits derecognized	207,000	224,000
Canada Tax Authority | Federal | 2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	1,622,000
Total tax credits derecognized	303,000	328,000
Canada Tax Authority | Federal | 2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	1,118,000
Total tax credits derecognized	249,000	207,000
Canada Tax Authority | Federal | 2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	2,407,000
Total tax credits derecognized	581,000	$ 0
Canada Tax Authority | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	17,736,000
Canada Tax Authority | Provincial | 2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	8,803,000
Canada Tax Authority | Provincial | 2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	873,000
Canada Tax Authority | Provincial | 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	2,913,000
Canada Tax Authority | Provincial | 2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	1,622,000
Canada Tax Authority | Provincial | 2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	1,118,000
Canada Tax Authority | Provincial | 2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	$ 2,407,000